CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Net Income (Loss)	$ 2,533,595	$ 474,216	$ (19,183,874)
Other Comprehensive Income, Net of Tax
Gains on Securities Arising During the Year	4,439,108	1,227,281	1,257,136
Reclassification Adjustment	(1,929,577)	(1,727,261)	(1,733,072)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	2,509,531	(499,980)	(475,936)
Comprehensive Income (Loss)	$ 5,043,126	$ (25,764)	$ (19,659,810)